SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
SAR Activity
A summary of the Company's SAR activity for the year ended December 31, 2015, 2014 and 2013 are presented as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding at December 31, 2012	892,004	$12.74	8.1
SARs granted	—	—	—
SARs exercised	(3,370)	12.42	—
SARs canceled or forfeited	—	—	—
Outstanding at December 31, 2013	888,634	$12.74	7.1
SARs granted	—	—	—
SARs exercised	(58,519)	12.80	—
SARs canceled or forfeited	(8,998)	12.28	—
Outstanding at December 31, 2014	821,117	12.74	6.1
SARs granted	—	—	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—
Outstanding at December 31, 2015	821,117	12.74	5.1
Exercisable at December 31, 2015	821,117	$12.74

RSU Activity
A summary of the Company's RSU activity for the year ended December 31, 2015, 2014 and 2013 is as follows:

	Number of shares	Weighted average grant date fair value
Outstanding and unvested at December 31, 2012	284,014	12.88
RSUs granted	—	—
RSUs vested	(122,534)	12.98
RSUs canceled or forfeited	—	—
Outstanding and unvested at December 31, 2013	161,480	$12.81
RSUs granted	—	—
RSUs vested	(119,666)	12.99
RSUs canceled or forfeited	(5,739)	12.28
Outstanding and unvested at December 31, 2014	36,075	$12.28
RSUs granted	—	—
RSUs vested	(36,075)	12.28
RSUs canceled or forfeited	—	—
Outstanding and unvested at December 31, 2015	—	$—

Valuation Assumptions
The Company uses the Black-Scholes option pricing model to determine the fair value of SARs. The fair value of SARs expected to vest was estimated on the date of grant, or if applicable, on the measurement date using the following assumptions:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Risk-free interest rate	0.90% – 1.76%	0.90% –2.32%	0.90% – 2.51%
Volatility	47% – 57%	48% – 57%	51% – 63%
Expected life	6 – 7 years	6 – 8 years	6 – 8 years